Other Balance Sheet Liabilities (Components Of Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Accrued expenses and other liabilities, Employment costs	$ 81.5	$ 79.4
Accrued expenses and other liabilities, Environmental	10.8	12.0
Accrued expenses and other liabilities, Taxes	17.2	18.7
Accrued expenses and other liabilities, Pension and other post-employment benefits	5.9	7.3
Accrued expenses and other liabilities, Interest	8.0	8.3
Accrued expenses and other liabilities, Other	18.5	15.5
Accrued expenses and other liabilities, Total	141.9	141.2
Non-current liabilities, Employment costs	22.7	21.7
Non-current liabilities, Environmental	64.6	64.2
Non-current liabilities, Taxes	31.8	21.3
Non-current liabilities, Pension and other post-employment benefits	0	0
Non-current liabilities, Interest	0	0
Non-current liabilities, Other	14.8	13.5
Non-current liabilities, Total	$ 133.9	$ 120.7